SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through January 10, 2023, the date the financial statements were available to be issued, noting the following items would impact the accounting for events or transactions in the current period or require additional disclosure.

On October 18, 2022, the Company issued 315,000 shares in exchange for services.

On December 6, 2022, the Company sold 10,000 shares to an investor for $10,000, or $1.00 per share.